Transactions with related parties-Property lease agreements (Details) ([WaterfrontSaMember]) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 20, 2010 EUR (€)	Dec. 31, 2010
Related Party Transaction [Line Items]
Executive Offices Lease Agreement Date	November 17, 2008	November 17, 2008
Executive Offices Lease Agreement Initial Expiry Date	November 16, 2011	November 16, 2011
Executive Offices Lease Agreement Subsequent Expiry Date	February 28, 2014	February 28, 2014
Monthly initial lease payment details						The monthly lease payment for the lease of Seanergy?s executive offices was EUR 42 from the executive offices lease agreement date up to December 19, 2010.
Monthly Lease Payment In Eur		€ 25			€ 35
Office rental expense related parties	412		402	603
Number of months of rent guarantee	3	3
Rent guarantee	$ 103		$ 99